Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Income Statement And Statement Of Comprehensive Income [Abstract]
Revenue	$ 170	$ 156	$ 494	$ 647	$ 743	$ 57,088	$ 16,104
Operating expenses
Research and development	(14,105)	(11,257)	(26,592)	(22,635)	(39,809)	(52,003)	(37,722)
General and administrative	(5,299)	(2,136)	(5,970)	(5,234)	(12,611)	(16,400)	(15,663)
Impairment of goodwill and intangible assets					0	(5,290)	0
Total operating expenses	(19,404)	(13,393)	(32,562)	(27,869)	(52,420)	(73,693)	(53,385)
Other operating income	3,867	6,494	10,640	13,585	22,872	22,608	8,914
Operating (loss) / profit	(15,367)	(6,743)	(21,428)	(13,637)	(28,805)	6,003	(28,367)
Remeasurement/derecognition of financial liabilities on funding arrangements					0	3,695	4,029
Interest expense, net	(55)	(79)	(120)	(156)	(286)	(615)	(1,544)
(Loss) profit before income taxes	(15,422)	(6,822)	(21,548)	(13,793)	(29,091)	9,083	(25,882)
Income tax (expense) benefit	191	139	(6)	124	111	815	(471)
Net (loss) profit	$ (15,231)	$ (6,683)	$ (21,554)	$ (13,669)	$ (28,980)	$ 9,898	$ (26,353)
Basic earnings (loss) per share (in dollars per share)	$ (0.23)	$ (0.21)	$ (0.32)	$ (0.44)	$ (0.88)	$ 0.58	$ (2.01)
Diluted earnings (loss) per share (in dollars per share)	$ (0.23)	$ (0.21)	$ (0.32)	$ (0.44)	$ (0.88)	$ 0.57	$ (2.01)
Other comprehensive (loss) income
Foreign currency translation adjustment	$ (45)	$ (1,255)	$ (4,567)	$ (44)	$ 47	$ (420)	$ (1,314)
Total comprehensive (loss) income	$ (15,276)	$ (7,938)	$ (26,121)	$ (13,713)	$ (28,933)	$ 9,478	$ (27,667)